              COMPASS CAPITAL FUNDSSM  COMPASS CAPITAL FUNDS(SM)

                     THE BOND PORTFOLIOS/INVESTOR CLASSES

                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

Effective May 15, 1997 the investment policies of the Low Duration Bond Portfolio will be modified, and the disclosure in the Prospectus is changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:


PORTFOLIO            CREDIT QUALITY CONCENTRATION  MINIMUM CREDIT QUALITY
-------------------------------------------------------------------------
Low Duration Bond    Investment Grade Spectrum     B
=========================================================================

          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.        Foreign Investments
          -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the maximum aggregate annual rate of 0.20% of the average daily net assets allocated to the Investor Shares of each Portfolio.

Sales Loads, Broker Reallowances and Placement Fees
---------------------------------------------------

The following schedule of sales charges for Investor A Share trades of $1,000,000 and above is to be added to the schedules found under "What Is The Schedule Of Sales Charges And Exemptions?" beginning on pg. 46.

Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:

  Amount of
Transaction at   Sales Charge as a % of    Sales Charge as a % of Net    Reallowance or Placement Fees to
Offering Price        Offering Price*               Asset Value*          Dealers (as a % of Offering Price)**
(in millions)
$1 - 2                    0.00%                         0.00%                          0.75%
$2 - 3                    0.00%                         0.00%                          0.72%
$3 - 5                    0.00%                         0.00%                          0.63%
$5 - 10                   0.00%                         0.00%                          0.44%
$10 - 15                  0.00%                         0.00%                          0.38%
$15 - 20                  0.00%                         0.00%                          0.35%
$20 - 40                  0.00%                         0.00%                          0.30%

Government Income, Managed Income and International Bond Portfolios:

  Amount of
Transaction at   Sales Charge as a % of    Sales Charge as a % of Net    Reallowance or Placement Fees to
Offering Price        Offering Price*               Asset Value*          Dealers (as a % of Offering Price)**
(in millions)
$1 - 2                    0.00%                         0.00%                          1.00%
$2 - 3                    0.00%                         0.00%                          0.95%
$3 - 5                    0.00%                         0.00%                          0.87%
$5 - 10                   0.00%                         0.00%                          0.69%
$10 - 15                  0.00%                         0.00%                          0.62%
$15 - 20                  0.00%                         0.00%                          0.53%
$20 - 40                  0.00%                         0.00%                          0.39%

 * There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.


Sales Charge Waivers
--------------------

The section entitled "What Is The Schedule Of Sales Charges And Exemptions?" has been amended as follows:

     The second sentence under the caption "Sales Charge Waivers -- Investor A Shares" has been amended to reflect that registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio may purchase Investor A Shares without a sales load, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares of Fund portfolios that would otherwise be subject to front-end sales charges equals at least $250,000.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

              COMPASS CAPITAL FUNDSSM  COMPASS CAPITAL FUNDS(SM)

                       THE BOND PORTFOLIOS/SERVICE CLASS

                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

Effective May 15, 1997 the investment policies of the Low Duration Bond Portfolio will be modified, and the disclosure in the Prospectus is changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:


PORTFOLIO            CREDIT QUALITY CONCENTRATION  MINIMUM CREDIT QUALITY
-------------------------------------------------------------------------
Low Duration Bond    Investment Grade Spectrum     B
=========================================================================


          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.        Foreign Investments
          -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the maximum aggregate annual rate of 0.20% of the average daily net assets allocated to the Service Shares of each Portfolio.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.


This Supplement is dated May 15, 1997.

              COMPASS CAPITAL FUNDSSM  COMPASS CAPITAL FUNDS(SM)

                    THE BOND PORTFOLIOS/INSTITUTIONAL CLASS

                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

Effective May 15, 1997 the investment policies of the Low Duration Bond Portfolio will be modified, and the disclosure in the Prospectus is changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:



PORTFOLIO            CREDIT QUALITY CONCENTRATION  MINIMUM CREDIT QUALITY
-------------------------------------------------------------------------
Low Duration Bond    Investment Grade Spectrum     B
=========================================================================


          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.   Foreign Investments
     -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the maximum aggregate annual rate of 0.20% of the average daily net assets allocated to the Institutional Shares of each Portfolio.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.


Purchases by Customers of Broker-Dealers
----------------------------------------

The following paragraph has been added after the last paragraph in the section entitled "How Are Shares Purchased And Redeemed?":

          Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.


This Supplement is dated May 15, 1997.